Leases	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Leases

8.Leases:

The Company has operating leases for a variety of different assets, which include land, and buildings and certain manufacturing and office equipment.

The operating lease costs, included within cost of sales and general and administrative expenses amounted to nil (2022 - $710,984).

During the years ended March 31, 2023 and 2022, the Company entered into no significant operating leases. During the year ended March 31, 2023, the Company recognized an impairment loss on right of use assets of $424,454 due to relinquishment of facility.

Additional information related to operating leases was as follows:

The following table summarizes the lease liabilities amounts recognized in the consolidated balance sheets:

	March 31,	March 31,
	2023	2022
Current	$339,620	$641,698
Non-current	2,017,888	2,063,421
Total	$2,357,508	$2,705,119

The following table summarizes the movements in cash and non-cash flows from operating leases:

	Years ended
	March 31,	March 31,
	2023	2022
Operating cash flow payments for operating lease liabilities	$(35,466)	$(25,201)
Operating cash inflow payments for sublease classified as operating lease	49,894	61,166
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	945,145	275,840

The Company has calculated the weighted-average remaining lease term, presented in years below, and the weighted-average discount rate for the operating lease population. The Company uses the incremental borrowing rate as the lease discount rate, unless the lessor’s rate implicit in the lease is readily determinable, in which case it is used.

	March 31,	March 31,
	2023	2022
Weighted-average remaining operating lease term (in years)	6.41	6.34
Weighted-average operating lease discount rate	8.47%	5.69%

(a)	Maturity analysis – contractual undiscounted cash flows:

March 31,
2023
2024	$519,033
2025	510,260
2026	480,398
2027	491,288
2028	287,143
2029 and thereafter	673,107
Total lease liabilities payments	$2,961,229
Less: Imputed interest	(603,721)
Total operating lease liabilities	$2,357,508